Related-party transactions	12 Months Ended
Dec. 31, 2023
Related-party transactions
Related-party transactions

Note 27. Related-party transactions

On May 25, 2023, the Board of Directors authorized, and the Shareholders’ Meeting approved the decision to grant to Frédéric Cren, as Chief Executive Officer and chairman of the Board of Directors, and Pierre Broqua, as Deputy Chief Executive Officer and director of the Company, severance payment in case of revocation or non-renewal of their mandates or due to a of change of control (excluding revocation or non-renewal for serious misconduct). The amount of the severance payment is capped at 200% of such individual’s salary for the preceding twelve-month period and is subject to performance conditions.

These commitments aim to secure the interests of the Company through predefined departure conditions. As of December 31, 2023, no severance payment had accrued.

On December 15, 2023, the Board of Directors authorized the Company to enter into an agreement with Pierre Broqua, Deputy Chief Executive Officer, Chief Scientific Officer and director of the Company. In this agreement, Pierre Broqua transferred certain of his intellectual property rights related to patents to the Company against payment of up to €100 thousand, of which €50 thousand are due at the signing date of the agreement and €50 thousand are conditioned to:

-	the granting of a marketing authorization in the European Union and/or the United States for a product whose compound, indication or manufacturing process is covered by one or more patents; or
-	the signing by the Company of a license agreement relating to one or more patents in the European Union and/or the United States.

This agreement was signed on December 20, 2023.

The table below sets out the compensation awarded to the members of the executive team (including the executive and corporate officers) that was recognized in expenses for the years ended December 31, 2021, 2022 and 2023.

	As of December 31,
(in thousands of euros)	2021	2022	2023
Short-term benefits	1,517	1,897	1,995
Post-employment benefits	92	(14)	101
Other long-term benefits	—	—	—
End of contract indemnities	—	—	—
Share-based payment	907	1,077	1,584
Net total	2,516	2,960	3,680